Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share
Basic and diluted earnings per share for each of the years presented are calculated as follows:

	Year ended December 31,
	2017	2018	2019
	Ordinary shares	Ordinary shares	Ordinary shares	Ordinary shares
	RMB	RMB	RMB	US$
Basic earnings per share:
Numerator:
Net income attributable to Autohome Inc.	2,001,619	2,871,015	3,199,966	459,646
Denominator:
Weighted average ordinary shares outstanding	116,379,846	117,671,971	118,582,096	118,582,096

Basic earnings per share	17.20	24.40	26.99	3.88

Diluted earnings per share:
Numerator:
Net income attributable to Autohome Inc.	2,001,619	2,871,015	3,199,966	459,646
Denominator:
Weighted average ordinary shares outstanding	116,379,846	117,671,971	118,582,096	118,582,096
Dilutive effect of share-based awards	1,679,010	1,563,408	933,151	933,151

Weighted average number of shares outstanding-diluted	118,058,856	119,235,379	119,515,247	119,515,247

Diluted earnings per share	16.95	24.08	26.77	3.85